Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Schedule of Debt

	December 31,
	2013	2012
Credit Facility:
Term loan A	$637,500	$712,500
Term loan B	3,412,584	3,619,062
Revolving credit loans	-	-
8% Senior Notes due 2019	2,020,346	2,022,829
7⅛% Senior Notes due 2020	1,200,000	1,200,000
5⅛% Senior Secured Notes due 2018	1,600,000	1,600,000
Receivables Facility	500,000	300,000
Capital lease obligations	46,066	47,951
Other	36,887	38,940
Total debt	9,453,383	9,541,282
Less current maturities	(166,894)	(89,902)
Total long-term debt	$9,286,489	$9,451,380

Schedule of Maturities of Long-term Debt

Year	Amount

2014	$166,894
2015	654,867
2016	488,902
2017	3,287,695
2018	1,603,565
Thereafter	3,231,114
Total maturities	9,433,037
Plus unamortized note premium	20,346
Total long-term debt	$9,453,383

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt

Year	Amount

2014	$152,050
2015	147,336
2016	484,836
2017	3,265,862
2018	-
Thereafter	-

Total	$4,050,084

Senior Notes at 8.0, Due 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Schedule of Early Redemption Prices on Notes

Period	Redemption Price
November 15, 2015 to November 14, 2016	104.000%
November 15, 2016 to November 14, 2017	102.000%
November 15, 2017 to November 15, 2019	100.000%

Senior Notes at 7.125, Due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Schedule of Early Redemption Prices on Notes

Period	Redemption Price
July 15, 2016 to July 14, 2017	103.563%
July 15, 2017 to July 14, 2018	101.781%
July 15, 2018 to July 15, 2020	100.000%

Senior Secured Notes At 5.125 Due 2018 [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Schedule of Early Redemption Prices on Notes

Period	Redemption Price
August 15, 2015 to August 14, 2016	102.563%
August 15, 2016 to August 14, 2017	101.281%
August 15, 2017 to August 15, 2018	100.000%